Common Stock and Stock-Based Compensation - Schedule of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 1,563	$ 97	$ 3,694	$ 195	$ 18,164	$ 643
Research and development [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	70		197		3,000	4
Sales and marketing [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	12		21		1,446	1
General and administrative [Member]
Schedule of Stock-Based Compensation Expense [Line Items]
Total stock-based compensation expense	$ 1,481	$ 97	$ 3,476	$ 195	$ 13,718	$ 638